UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
2nd fl
New York, NY 10105
(Address of principal executive offices) (Zip code)

Jeff Lazar
1345 Avenue of the Americas
2nd fl
New York, NY 10105
 (Name and address of agent for service)

1-212-217-2470
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2019

Date of reporting period:  April 30, 2019

Item 1. Schedule of Investments.

TrimTabs All Cap U.S. Free-Cash-Flow ETF
Schedule of Investments
April 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Communication Services - 4.0%
Match Group, Inc. - Class A	29,770	$1,798,108
Sirius XM Holdings, Inc.	165,663	962,502
Verizon Communications, Inc.	20,117	1,150,491
World Wrestling Entertainment, Inc. - Class A	13,803	1,157,382
		5,068,483
Consumer Discretionary - 17.9%
Aaron’s, Inc.	21,589	1,202,291
Amazon.com, Inc. (a)	642	1,236,826
Booking Holdings, Inc. (a)	619	1,148,239
Burlington Stores, Inc. (a)	6,577	1,110,921
Deckers Outdoor Corp. (a)	10,693	1,691,740
Domino’s Pizza, Inc.	4,860	1,315,019
DR Horton, Inc.	28,144	1,247,061
Gentex Corp.	49,720	1,145,052
Lululemon Athletica, Inc. (a)	7,844	1,383,289
NIKE, Inc. - Class A	15,647	1,374,276
Starbucks Corp.	16,505	1,282,108
Steven Madden Ltd.	35,850	1,303,147
The Home Depot, Inc.	6,507	1,325,476
The TJX Cos, Inc.	23,111	1,268,332
Tractor Supply Co.	12,337	1,276,880
Ulta Beauty, Inc. (a)	4,775	1,666,379
YUM China Holdings, Inc.	29,016	1,379,420
		22,356,456
Consumer Staples - 8.0%
Costco Wholesale Corp.	5,960	1,463,359
Lamb Weston Holdings, Inc.	14,287	1,000,804
Monster Beverage Corp. (a)	19,610	1,168,756
Sysco Corp.	17,042	1,199,245
The Boston Beer Co., Inc. - Class A (a)	3,923	1,216,169
The Clorox Co.	8,709	1,391,089
The Estee Lauder Cos., Inc. - Class A	7,980	1,371,044
Walmart, Inc.	11,627	1,195,721
		10,006,187
Energy - 3.5%
Chevron Corp.	9,758	1,171,545
ConocoPhillips	21,225	1,339,722
HollyFrontier Corp.	17,480	834,321
Phillips 66	11,515	1,085,519
		4,431,107

Financials - 14.7%
Assured Guaranty Ltd.	30,450	1,452,465
Comerica, Inc.	11,922	936,950
Evercore, Inc. - Class A	12,632	1,230,736
First Citizens BancShares, Inc. - Class A	2,568	1,151,106
JPMorgan Chase & Co.	10,019	1,162,705
KeyCorp	67,934	1,192,242
LPL Financial Holdings, Inc.	17,080	1,265,457
MarketAxess Holdings, Inc.	4,995	1,390,258
MGIC Investment Corp. (a)	100,374	1,469,476
Moody’s Corp.	7,576	1,489,593
Morningstar, Inc.	10,700	1,534,915
MSCI, Inc.	7,300	1,645,274
TD Ameritrade Holding Corp.	20,862	1,096,924
The Progressive Corp.	17,071	1,334,099
		18,352,200
Health Care - 11.8%
Abbott Laboratories	15,217	1,210,665
AbbVie, Inc.	10,415	826,847
Biogen, Inc. (a)	3,585	821,825
Chemed Corp.	4,377	1,430,316
Elanco Animal Health, Inc. (a)	37,061	1,167,422
Eli Lilly & Co.	9,612	1,124,988
IDEXX Laboratories, Inc. (a)	6,267	1,453,944
Illumina, Inc. (a)	5,134	1,601,808
Johnson & Johnson	8,019	1,132,283
Medtronic PLC	13,478	1,196,981
Merck & Co., Inc.	14,650	1,153,101
Zoetis, Inc.	15,831	1,612,229
		14,732,409
Industrials - 11.4%
Emerson Electric Co.	17,098	1,213,787
Expeditors International of Washington, Inc.	16,352	1,298,676
Forward Air Corp.	19,580	1,239,806
Insperity, Inc.	12,850	1,536,346
Landstar System, Inc.	10,820	1,178,947
Norfolk Southern Corp.	7,900	1,611,758
Old Dominion Freight Line, Inc.	8,310	1,240,517
Robert Half International, Inc.	20,455	1,270,051
Rockwell Automation, Inc.	5,672	1,024,987
Rollins, Inc.	30,047	1,161,917
The Boeing Co.	4,060	1,533,421
		14,310,213

Information Technology - 24.2%
Accenture PLC - Class A	7,596	1,387,561
ANSYS, Inc. (a)	6,935	1,357,873
AO Smith Corp. - Class A	17,035	895,530
Apple, Inc.	7,187	1,442,215
Aspen Technology, Inc. (a)	14,741	1,797,075
Broadridge Financial Solutions, Inc.	12,996	1,535,218
Cadence Design Systems, Inc. (a)	20,835	1,445,532
Cognizant Technology Solutions Corp.	13,934	1,016,625
FLIR Systems, Inc.	24,440	1,293,854
Fortinet, Inc. (a)	18,763	1,752,840
Global Payments, Inc.	10,712	1,564,702
HP, Inc.	54,714	1,091,544
Jack Henry & Associates, Inc.	9,615	1,433,212
Leidos Holdings, Inc.	17,615	1,294,350
Maxim Integrated Products, Inc.	20,424	1,225,440
Microsoft Corp.	12,320	1,608,992
Monolithic Power Systems, Inc.	9,910	1,543,086
NVIDIA Corp.	5,944	1,075,864
Teradata Corp. (a)	23,886	1,086,097
Texas Instruments, Inc.	11,110	1,309,091
VeriSign, Inc. (a)	7,898	1,559,460
Visa, Inc. - Class A	9,610	1,580,172
		30,296,333
Materials - 0.8%
Louisiana-Pacific Corp.	40,005	1,002,125
Real Estate - 1.7%
Public Storage (b)	5,215	1,153,453
Rayonier, Inc. (b)	31,500	1,001,385
		2,154,838
Utilities - 1.8%
Dominion Energy, Inc.	14,423	1,123,119
NRG Energy, Inc.	26,841	1,105,044
		2,228,163
TOTAL COMMON STOCKS (Cost $113,834,260)		124,938,514

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 2.310% (c)	297,290	297,290
TOTAL SHORT-TERM INVESTMENTS (Cost $297,290)		297,290

Total Investments (Cost $114,131,550) - 100.0%		125,235,804
Liabilities in Excess of Other Assets - 0.0% (d)		(4,416)
TOTAL NET ASSETS - 100.0%		$125,231,388

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Real Estate Investment Trust.
(c) Rate disclosed is the seven day yield as of April 30, 2019.
(d) Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

TrimTabs All Cap International Free-Cash-Flow ETF
Schedule of Investments
April 30, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.2%
Communication Services - 4.8%
Nintendo Co. Ltd.	334	$113,937
REA Group Ltd.	2,115	119,129
Tencent Holdings Ltd.	2,928	144,817
Ubisoft Entertainment SA (a)	1,201	114,553
Zenrin Co. Ltd.	4,420	96,022
		588,458
Consumer Discretionary - 13.2%
adidas AG	570	146,467
Alibaba Group Holding Ltd. - ADR (a)	728	135,095
Fast Retailing Co. Ltd.	270	155,754
Haseko Corp.	9,181	110,523
InterContinental Hotels Group PLC	2,093	135,590
Kering SA	260	153,682
Lululemon Athletica, Inc. (a)	907	159,950
Oriental Land Co. Ltd.	1,300	143,193
Puma SE	271	167,631
Toyota Motor Corp.	2,244	139,098
Yum China Holdings, Inc.	3,166	150,512
		1,597,495
Consumer Staples - 11.3%
Alimentation Couche-Tard, Inc. - Class A	2,216	130,657
Asahi Group Holdings Ltd. (a)	2,985	129,400
Coca-Cola European Partners PLC	2,401	128,670
Diageo PLC	3,238	136,530
KAO Corp.	1,676	128,745
Koninklijke Ahold Delahaize NV	4,412	106,195
Nestle SA	1,676	161,276
Remy Cointreau SA	1,087	144,839
Shiseido Co. Ltd.	2,190	171,394
Strauss Group Ltd.	5,013	127,807
		1,365,513
Energy - 6.4%
DNO ASA	65,810	149,279
Neste Oyj	4,239	139,972
Royal Dutch Shell PLC - ADR - Class A	2,005	130,105
SBM Offshore NV	7,432	137,707
Suncor Energy, Inc.	3,926	129,558
TGS Nopec Geophysical Co. ASA	3,334	87,104
		773,725

Financials - 9.1%
Bank of Montreal	1,725	136,223
DNB ASA	6,749	129,583
Hiscox Ltd.	5,451	118,990
National Bank of Canada	2,803	133,528
Partners Group Holding AG	220	165,732
Tokio Marine Holdings, Inc.	2,723	136,938
Tryg A/S	4,725	144,384
United Overseas Bank Ltd.	6,785	138,833
		1,104,211
Health Care - 10.7%
Alcon AG (a)	255	14,685
Cochlear Ltd.	939	124,003
CSL Ltd.	1,030	144,181
ICON PLC (a)	1,064	145,321
Indivior PLC (a)	30,520	15,215
Ipsen SA	934	109,053
Novartis AG	1,277	104,283
Novo Nordisk A/S - Class A	2,966	145,041
Orexo AB (a)	13,990	104,883
Roche Holding AG	490	129,166
Shionogi & Co. Ltd.	2,010	116,852
Sonova Holding AG	726	146,418
		1,299,101
Industrials - 15.7%
Ashtead Group PLC	4,902	135,643
CAE, Inc.	6,053	140,786
Canadian Pacific Railway Ltd.	643	144,077
Concentric AB	6,490	104,145
Daikin Industries Ltd.	1,116	141,259
Fanuc Corp.	670	124,954
Intertek Group PLC	2,020	140,924
Kajima Corp.	7,125	105,217
Legrand SA	1,995	146,608
Nidec Corp.	1,106	156,723
Qantas Airways Ltd.	30,904	122,218
Recruit Holdings Co. Ltd.	4,219	126,083
Safran SA	1,015	147,882
Wolters Kluwer NV	2,396	167,100
		1,903,619
Information Technology - 11.0%
Amadeus IT Group SA	1,496	118,998
ASML Holding NV	633	131,729
Atlassian Corp. PLC - Class A (a)	1,176	129,536
CGI Group, Inc. - Class A (a)	2,261	162,744
Dassault Systemes SE	1,102	174,339
Halma PLC	6,031	141,521
Reply SPA	2,436	158,469
Samsung Electronics Co. Ltd. - ADR (b)	101	99,586
Tokyo Electron Ltd.	631	99,951
Yaskawa Electric Corp.	3,356	123,370
		1,340,243

Materials - 7.1%
Air Liquide SA	1,112	147,858
Givaudan SA	60	155,395
Iluka Resources Ltd.	19,095	116,303
Rio Tinto PLC	2,470	143,813
SIKA AG	1,140	174,533
West Fraser Timber Co. Ltd.	2,340	120,467
		858,369
Real Estate - 3.7%
Goodman Group (c)	14,144	131,216
Japan Hotel REIT Investment Corp. (c)	211	171,800
Japan Excellent, Inc. (c)	105	150,249
		453,265
Utilities - 2.2%
Italgas SPA	24,114	150,378
Toho Gas Co. Ltd.	2,923	120,179
		270,557
TOTAL COMMON STOCKS (Cost $10,826,792)		11,554,556

EXCHANGE TRADED FUNDS - 3.7%
iShares MSCI South Korea ETF	7,220	443,886
TOTAL EXCHANGE TRADED FUNDS (Cost $500,450)		443,886

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
Fidelity Institutional Money Market Funds - Government Portfolio Institutional Class, 2.310%	92,507	92,507
TOTAL SHORT-TERM INVESTMENTS (Cost $92,507)		92,507

Total Investments (Cost $11,419,749) - 99.7%		12,090,949
Other Assets in Excess of Liabilities - 0.3%		38,999
TOTAL NET ASSETS - 100.0%		$12,129,948

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) Non-income producing security.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At April 30, 2019, the value of these securities amounted to $99,586 or 0.8% of net assets.

(c) Real Estate Investment Trust.
(d) Rate disclosed is the seven day yield as of April 30, 2019.

For Fund compliance purposes, the Fund’s industry classifications refers to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Fair Valuation Measurements
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2019:

TrimTabs All Cap U.S. Free-Cash-Flow ETF
Description (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$124,938,514	$-	$-	$124,938,514
Short-Term Investments	297,290	-	-	$297,290
Total Investments in Securities	$125,235,804	$-	$-	$125,235,804

TrimTabs All Cap International Free-Cash-Flow ETF
Description (a)	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$757,050	$-	$-	$757,050
Canada	1,098,041	-	-	1,098,041
China	135,095	-	-	135,095
Denmark	289,425	-	-	289,425
Finland	139,972	-	-	139,972
France	1,138,814	-	-	1,138,814
Germany	314,098	-	-	314,098
Hong Kong	144,818	-	-	144,818
Israel	127,807	-	-	127,807
Italy	308,847	-	-	308,847
Japan	2,761,643	-	-	2,761,643
Netherlands	542,731	-	-	542,731
Norway	365,966	-	-	365,966
Republic of Korea	99,586	-	-	99,586
Singapore	138,833	-	-	138,833
Spain	118,998	-	-	118,998
Sweden	209,027	-	-	209,027
Switzerland	1,051,488	-	-	1,051,488
United Kingdom	1,501,856	-	-	1,501,856
United States	310,461	-	-	310,461
Total Common Stocks	$11,554,556	$-	$-	$11,554,556
Exchange Traded Funds	$443,886	-	-	$443,886
Short-Term Investments	$92,507	-	-	$92,507
Total Investments in Securities	$12,090,949	$-	$-	$12,090,949

(a) See Schedules of Investments for sector breakouts.

The Funds did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)         /s/ Theodore M. Theodore
    Theodore M. Theodore, President (Principal Executive Officer)

Date         6/20/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Theodore M. Theodore
      Theodore M. Theodore, President (Principal Executive Officer)

Date        6/20/19

By (Signature and Title)*         /s/ Jeff Lazar
      Jeff Lazar, Treasurer (Principal Financial Officer)

Date        6/20/19

* Print the name and title of each signing officer under his or her signature.